ACQUISITIONS (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2015	Dec. 31, 2014
Omni [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 10,508	$ 10,508
Omni [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 4,079	$ 4,079
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,049,000	1,049,000
Omni [Member] | Cash Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 6,655	$ 6,655
Omni [Member] | Acquired Backlog [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		103	103
Omni [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		(329)	(329)
Practicare [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		3,306	3,306
Practicare [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 1,137	$ 1,137
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		293,000	293,000
Practicare [Member] | Cash Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 2,394	$ 2,394
Practicare [Member] | Acquired Backlog [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		17	17
Practicare [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		(242)	(242)
CastleRock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 3,762	$ 3,762
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		53,797	53,797
CastleRock [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 1,395	$ 1,395
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		359,000	359,000
CastleRock [Member] | Cash Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 2,339	$ 2,339
CastleRock [Member] | Acquired Backlog [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		28	28
CastleRock [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		0	0
Total [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		17,576	17,576
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	198,818
Total [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 6,611	$ 6,611
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		1,701,000	1,701,000
Total [Member] | Cash Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ 11,388	$ 11,388
Total [Member] | Acquired Backlog [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		148	148
Total [Member] | Contingent Consideration [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		$ (571)	$ (571)